Consolidated Statements of Stockholders' Equity - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Open World Ltd. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Open World Ltd. [Member]	Treasury Stocks [Member]	Treasury Stocks [Member] Open World Ltd. [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Retained Earnings [Member] Open World Ltd. [Member]	Total	Open World Ltd. [Member]	Ordinary Shares [Member] Open World Ltd. [Member]	Simplea areements for agreements for future equity [Member] Open World Ltd. [Member]
Beginning balance, value at Dec. 31, 2023			$ 10,000	$ 1,000	$ 95,031,000		$ (659,000)		$ (2,000)	$ (81,849,000)	$ 2,271,747	$ 12,531,000	$ 2,272,747
Beginning balance, shares at Dec. 31, 2023		0.85	10,123,964	100,000			329,351
Issuance (repurchase and retirement) of stock, net				$ 160		50							160
Issuance (repurchase and retirement) of stock, net, shares				16,030				(50)
Restricted stock awards			$ 1,000		388,000							389,000
Restricted stock units, net of shares withheld for employee tax					720,000		$ 125,000					845,000
Restricted Stock Units, net of shares withheld for employee tax, shares			94,688				(38,095)
Common stock issued for services					251,000							251,000
Common stock issued for services, shares			180,000
Accumulated other comprehensive loss									14,000			14,000
Net loss for the year										(3,824,000)	25,046,569	(3,824,000)	25,046,569
Restricted stock awards, shares			140,000
Common stock issued in relation to Stock Purchase Plan					(46,000)		$ 72,000					26,000
Common stock issued in relation to Stock Purchase Plan, shares			21,889				(21,889)
Repurchase of Common Stock							$ (18,000)					(18,000)
Repurchase of Common Stock, shares			(21,100)				21,100
Dividends declared and paid											(4,381,091)		(4,381,091)
Simple agreements for future equity													2,000,000		2,000,000
Ending balance, value at Dec. 31, 2024			$ 11,000	$ 1,160	96,344,000	50	$ (480,000)		12,000	(85,673,000)	22,937,225	10,214,000	24,938,385	$ 1,160	2,000,000
Ending balance, shares at Dec. 31, 2024		0.85	10,539,441	116,030			290,467	(50)						116,030
Warrants exercise			$ 2,000		4,346,000							4,348,000
Warrants exercise, shares			1,461,896
Convertible note					285,000		$ 75,000					360,000
Convertible note, shares			313,520				(22,359)
Restricted stock awards					55,000							55,000
Restricted stock units, net of shares withheld for employee tax					154,000		$ 54,000					208,000
Restricted Stock Units, net of shares withheld for employee tax, shares			39,915				(16,988)
Common stock issued for services					41,000							41,000
Common stock issued for services, shares			60,000
Accumulated other comprehensive loss									(12,000)			(12,000)
Net loss for the year										(571,000)	(4,743,251)	(571,000)	(4,743,251)
Ending balance, value at Mar. 31, 2025			$ 13,000		101,225,000	50	$ (351,000)			(86,244,000)	18,193,974	14,643,000	20,195,134	$ 1,160	2,000,000
Ending balance, shares at Mar. 31, 2025		0.85	12,414,772				251,120	(50)						116,030
Beginning balance, value at Dec. 31, 2024			$ 11,000	$ 1,160	96,344,000	50	$ (480,000)		12,000	(85,673,000)	22,937,225	10,214,000	24,938,385	$ 1,160	2,000,000
Beginning balance, shares at Dec. 31, 2024		0.85	10,539,441	116,030			290,467	(50)						116,030
Shares issued under ATM			$ 1,000		474,000							475,000
Shares issued under ATM, shares			628,432
Warrants exercise			$ 2,000		4,346,000							4,348,000
Adjustment to opening retained earnings											(264,351)		(264,351)
Warrants exercise, shares			1,461,896
Issuance (repurchase and retirement) of stock, net				$ (87)		(315)							(402)
Convertible note					285,000		$ 75,000					360,000
Issuance (repurchase and retirement) of stock, net, shares				15,050
Convertible note, shares			313,520				(22,359)
Recapitalization				$ (1,060)		1,010
Restricted stock awards					112,000							112,000
Restricted stock units, net of shares withheld for employee tax					412,000		$ 124,000					536,000
Restricted Stock Units, net of shares withheld for employee tax, shares			210,489				(58,837)
Common stock issued for services					86,000							86,000
Common stock issued for services, shares			120,000
Accumulated other comprehensive loss									(12,000)			(12,000)
Net loss for the year										(4,905,000)	(20,229,064)	(4,905,000)	(20,229,064)
Restricted stock awards, shares			70,000
Repurchase of Common Stock							$ (221,000)					(221,000)
Repurchase of Common Stock, shares			(272,177)				272,177
Recapitalization, shares				(5,000)				50
Stock-based compensation						4,378,358							4,378,358
Dividends declared and paid											(5,068,583)		(5,068,583)
Ending balance, value at Dec. 31, 2025			$ 14,000	$ 13	102,059,000	4,379,103	$ (502,000)			(90,578,000)	(2,624,773)	10,993,000	3,754,343	$ 13	2,000,000
Ending balance, shares at Dec. 31, 2025		0.85	13,071,601	126,080			481,448							126,080
Beginning balance, value at Mar. 31, 2025			$ 13,000		101,225,000	50	$ (351,000)			(86,244,000)	18,193,974	14,643,000	20,195,134	$ 1,160	2,000,000
Beginning balance, shares at Mar. 31, 2025		0.85	12,414,772				251,120	(50)						116,030
Adjustment to opening retained earnings											(264,351)		(264,351)
Issuance (repurchase and retirement) of stock, net						(315)							(402)	$ (87)
Issuance (repurchase and retirement) of stock, net, shares														15,050
Recapitalization						1,010								$ (1,060)
Net loss for the year											(15,485,813)		(15,485,813)
Recapitalization, shares								50						(5,000)
Stock-based compensation						4,378,358							4,378,358
Dividends declared and paid											(5,068,583)		(5,068,583)
Ending balance, value at Dec. 31, 2025			$ 14,000	$ 13	102,059,000	4,379,103	$ (502,000)			(90,578,000)	(2,624,773)	10,993,000	3,754,343	$ 13	2,000,000
Ending balance, shares at Dec. 31, 2025		0.85	13,071,601	126,080			481,448							126,080
Restricted stock awards					18,000							18,000
Restricted stock units, net of shares withheld for employee tax					19,000		$ 26,000					45,000
Restricted Stock Units, net of shares withheld for employee tax, shares			47,464				(19,271)
Net loss for the year										(679,000)	(4,609,998)	(679,000)	(4,609,998)
Stock-based compensation						301,704							301,704
Simple agreements for future equity													250,000		250,000
Ending balance, value at Mar. 31, 2026			$ 14,000		$ 102,096,000	$ 4,680,807	$ (476,000)			$ (91,257,000)	$ (7,234,771)	$ 10,377,000	$ (303,951)	$ 13	$ 2,250,000
Ending balance, shares at Mar. 31, 2026		0.85	13,119,065				462,177